Shareholder Fees {- Fidelity® California Limited Term Tax-Free Bond Fund}	Apr. 29, 2021 USD ($)
02.28 Fidelity California Limited Term Tax-Free Bond Fund PRO-07 | Fidelity® California Limited Term Tax-Free Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none